Employee Defined Contribution	12 Months Ended
Dec. 31, 2025
Employee Defined Contribution [Abstract]
EMPLOYEE DEFINED CONTRIBUTION

18. EMPLOYEE DEFINED CONTRIBUTION

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, unemployment insurance and other welfare benefits are provided to employees. Chinese labor regulations require that the Group’s PRC entities make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amount for such employee benefits, which was expensed as incurred, was RMB9,338, RMB6,053 and RMB2,851 for years ended December 31, 2023, 2024 and 2025, respectively.